Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000163318 | W R Berkley Corp.None_084423102
Holdings [Line Items]
Percent of Total Investments	4.68%
C000163318 | American Express Co.None_025816109
Holdings [Line Items]
Percent of Total Investments	4.05%
C000163318 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	4.03%
C000163318 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163318 | Berkshire Hathaway, Inc.NoneB_084670702
Holdings [Line Items]
Percent of Total Investments	3.70%
C000163318 | nVent Electric PLCNone_G6700G107
Holdings [Line Items]
Percent of Total Investments	3.61%
C000163318 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	3.53%
C000163318 | Kenvue, Inc.None_49177J102
Holdings [Line Items]
Percent of Total Investments	3.29%
C000163318 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	3.17%
C000163318 | American International Group, Inc.None_026874784
Holdings [Line Items]
Percent of Total Investments	3.07%
C000163318 | Financials
Holdings [Line Items]
Percent of Total Investments	26.20%
C000163318 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000163318 | Technology
Holdings [Line Items]
Percent of Total Investments	10.50%
C000163318 | Energy
Holdings [Line Items]
Percent of Total Investments	7.80%
C000163318 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000163318 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000163318 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.70%
C000163318 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163318 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000163318 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000163318 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163318 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000132967 | Kinder Morgan, Inc.None_49456B101
Holdings [Line Items]
Percent of Total Investments	3.11%
C000132967 | Medtronic PLCNone_G5960L103
Holdings [Line Items]
Percent of Total Investments	3.72%
C000132967 | CME Group, Inc.None_12572Q105
Holdings [Line Items]
Percent of Total Investments	3.11%
C000132967 | Kenvue, Inc.None_49177J102
Holdings [Line Items]
Percent of Total Investments	2.47%
C000132967 | International Business Machines Corp.None_459200101
Holdings [Line Items]
Percent of Total Investments	3.01%
C000132967 | RTX Corp.None_75513E101
Holdings [Line Items]
Percent of Total Investments	4.28%
C000132967 | AT&T, Inc.None_00206R102
Holdings [Line Items]
Percent of Total Investments	3.94%
C000132967 | Corebridge Financial, Inc.None_21871X109
Holdings [Line Items]
Percent of Total Investments	2.49%
C000132967 | 3M Co.None_88579Y101
Holdings [Line Items]
Percent of Total Investments	2.38%
C000132967 | Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	2.36%
C000132967 | Financials
Holdings [Line Items]
Percent of Total Investments	21.50%
C000132967 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.80%
C000132967 | Technology
Holdings [Line Items]
Percent of Total Investments	8.60%
C000132967 | Energy
Holdings [Line Items]
Percent of Total Investments	8.90%
C000132967 | Capital Goods / Industrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000132967 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.10%
C000132967 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000132967 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000132967 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000132967 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.50%
C000132967 | Transportation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000132967 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.10%